Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Taxation

11. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

China

Under the Enterprise Income Tax Law of the PRC, the Company’s Chinese subsidiaries, VIE and subsidiaries of VIE are subject to an income tax of 25%, except for Beijing Cheche, which was entitled a preferential tax rate of 15% from 2019 to 2021 and from 2022 to 2024 for its High and New Technology Enterprise (“HNTE”) status, subject to annual evaluation and a requirement that they re-apply for HNTE status every three years.

Composition of Income Tax Expense

The Company is not subject to income or capital gains tax under the current laws of the Cayman Islands. There are no other taxes likely to be material to the Company levied by the government of the Cayman Islands.

The components of income before income taxes are as follows (in thousands):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax expense
Loss from Chinese mainland operations	(132,584)	(74,843)	(149,818)
Loss from non-Chinese mainland operations	(14,399)	(16,700)	(10,135)
Total Loss before income tax expense from continuing operations	(146,983)	(91,543)	(159,953)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	525	525	525
Subtotal income tax benefit applicable to Chinese mainland operations	525	525	525
Non-Chinese mainland withholding tax expense	(3)	(4)	(162)
Total income tax benefit from continuing operations	522	521	363

Reconciliation between the income tax credit computed by applying the Enterprise Income Tax (“EIT”) rate to loss before income taxes and actual provision were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax	(146,983)	(91,543)	(159,953)
Tax benefit at EIT tax rate of 25%	(36,746)	(22,886)	(39,989)
Effect of different tax rates applicable to different subsidiaries of the Group	(3,651)	241	18,589
Effect of changes in tax rates	-	-	8,158
Expired operating loss	-	-	14,966
Permanent differences	(931)	(2,822)	13,722
Changes in deferred tax assets valuation allowance	40,806	24,946	(15,809)
Income tax credit	(522)	(521)	(363)

As of December 31, 2023, certain entities of the Group had net operating tax loss carry forwards as follows:

For the year ended December 31,
2023
RMB
Loss expiring in 2024	125,177
Loss expiring in 2025	4,538
Loss expiring in 2026	137,657
Loss expiring in 2027	61,233
Loss expiring in 2028	2,473
Loss expiring in 2029	356
Loss expiring in 2030	85,329
Loss expiring in 2031	51,726
Loss expiring in 2032	29,854
Loss expiring in 2033	112,537
610,880

b) Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets：
Net accumulated losses carry forwards	140,950	124,740
Accrued payroll and other expenses	7,570	9,480
Advertising expenses in excess of deduction limit	9,841	6,500
Fair value changes of amounts due to related party	3,108	4,237
Accrued expenses	400	427
Deferred revenue	358	358
Others	1,006	1,682
Deferred tax assets	163,233	147,424
Less: valuation allowance	(163,233)	(147,424)
Deferred tax assets, net	-	-
Deferred tax liabilities：
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 7)	(2,538)	(2,013)
Deferred tax liabilities	(2,538)	(2,013)

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of valuation allowance for the years presented:

	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at the beginning of the year	(97,481)	(138,287)	(163,233)
(Additions)/Reversals	(40,806)	(24,946)	15,809
Balance at end of the year	(138,287)	(163,233)	(147,424)

*	The movement in valuation allowances were due to the changes of deferred tax assets recognised for net accumulated losses carry forwards, accrued payroll and other expenses, advertising expenses in excess of deduction limit, fair value changes of amounts due to related party, accrued expenses and deferred revenue.

c) Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if all the requirements are satisfied.

To the extent that subsidiaries, VIE and subsidiaries of VIE of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2022 and 2023, the Company did not record any such withholding tax of its subsidiaries, VIE and subsidiaries of VIE in the PRC as they are still in accumulated deficit position.